                      SUPPLEMENT DATED APRIL 10, 2008 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities.

In accordance with the Board's decision to terminate operations, beginning on May 1, 2008, the Portfolio will no longer accept any purchase orders in anticipation of a final liquidation of the Portfolio on June 20, 2008. Assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders (excluding the ETF 60 Portfolio) is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19773 SUPPD 04/10/08

Subaccounts:

                                                                                  Adviser (and Sub-Adviser(s),
                        Subaccount                        Investment Objective           as applicable)
                        ----------------------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Basic Value Fund --     Seeks to provide        A I M Advisors, Inc.
INSURANCE FUNDS         Series II shares                 long-term growth of
                                                         capital.
                        ----------------------------------------------------------------------------------------
                        AIM V.I. Capital Appreciation    Seeks to provide        A I M Advisors, Inc.
                        Fund -- Series I shares          growth of capital.
                        ----------------------------------------------------------------------------------------
                        AIM V.I. Core Equity Fund --     Seeks to provide        A I M Advisors, Inc.
                        Series I shares                  growth of capital.
                        ----------------------------------------------------------------------------------------
`                       AIM V.I. International Growth    Seeks to provide        A I M Advisors, Inc.
                        Fund -- Class II shares          long-term growth of
                                                         capital.
                        ----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced       Seeks to maximize       AllianceBernstein, L.P.
VARIABLE PRODUCTS       Wealth Strategy Portfolio --     total return consistent
SERIES FUND, INC.       Class B                          with the adviser's
                                                         determination of
                                                         reasonable risk
                        ----------------------------------------------------------------------------------------
                        AllianceBernstein Global         Long-term growth of     AllianceBernstein, L.P.
                        Technology Portfolio -- Class B  capital.
                        ----------------------------------------------------------------------------------------
                        AllianceBernstein Growth         Long-term growth of     AllianceBernstein, L.P.
                        and Income Portfolio -- Class B  capital.
                        ----------------------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of     AllianceBernstein, L.P.
                        Value Portfolio -- Class B       capital.
                        ----------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of     AllianceBernstein, L.P.
                        Growth Portfolio -- Class B      capital.
                        ----------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of     AllianceBernstein, L.P.
                        Growth Portfolio -- Class B      capital.
                        ----------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --  Pursues long-term       American Century Investment
VARIABLE PORTFOLIOS II, Class II                         total return using a    Management, Inc.
INC.                                                     strategy that seeks to
                                                         protect against U.S.
                                                         inflation.
                        ----------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I. Fund  Seeks capital           BlackRock Advisors, LLC
SERIES FUNDS, INC.      -- Class III                     appreciation and,       (subadvised by BlackRock
                                                         secondarily, income.    Investment Management, LLC)
                        ----------------------------------------------------------------------------------------
                        BlackRock Global Allocation V.I. Seeks high total        BlackRock Advisors, LLC
                        Fund -- Class III                investment return.      (subadvised by BlackRock
                                                                                 Investment Management, LLC and
                                                                                 BlackRock Asset Management U.K.
                                                                                 Limited)
                        ----------------------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.  Seeks long-term         BlackRock Advisors, LLC
                        Fund -- Class III                capital growth.         (subadvised by BlackRock
                                                                                 Investment Management, LLC)
                        ----------------------------------------------------------------------------------------
                        BlackRock Value Opportunities    Seeks long-term         BlackRock Advisors, LLC
                        V.I. Fund -- Class III           capital growth.         (subadvised by BlackRock
                                                                                 Investment Management, LLC)
                        ----------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,    The fund seeks long-    Columbia Management
VARIABLE INSURANCE      Variable Series -- Class A       term growth of          Advisors, LLC (subadvised by
TRUST I                                                  capital.                Marsico Capital Management,
                                                                                 LLC)
                        ----------------------------------------------------------------------------------------
                        Columbia Marsico International   The fund seeks long-    Columbia Management Advisors,
                        Opportunities Fund, Variable     term growth of          LLC (subadvised by Marsico
                        Series -- Class B                capital.                Capital Management, LLC)
                        ----------------------------------------------------------------------------------------

                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount                         Investment Objective             as applicable)
                     --------------------------------------------------------------------------------------------
EATON VANCE          VT Floating-Rate Income Fund      To provide a high       Eaton Vance Management
VARIABLE TRUST                                         level of current
                                                       income.
                     --------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term         OrbiMed Advisors LLC
                     Fund                              capital growth by
                                                       investing in a
                                                       worldwide and
                                                       diversified portfolio
                                                       of health sciences
                                                       companies.
                     --------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long-term         Evergreen Investment Management
ANNUITY TRUST        Class 2                           capital growth.         Company, LLC
                     --------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current      Federated Investment Management
SERIES               Fund II -- Service Shares         income by investing in  Company
                                                       lower-rated corporate
                                                       debt obligations
                                                       commonly referred to
                                                       as "junk bonds."
                     --------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital           Federated Equity Management
                     Service Shares                    appreciation.           Company of Pennsylvania
                                                                               (subadvised by Federated Global
                                                                               Investment Management Corp.)
                     --------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Service Seeks income and        Fidelity Management & Research
INSURANCE PRODUCTS   Class 2                           capital growth          Company (FMR) (subadvised by
FUND                                                   consistent with         Fidelity Investments Money
                                                       reasonable risk.        Management, Inc. (FIMM), FMR
                                                                               Co., Inc. (FMRC), Fidelity
                                                                               Research & Analysis Company
                                                                               (FRAC), Fidelity Management &
                                                                               Research (U.K.) Inc. (FMR U.K.),
                                                                               Fidelity International Investment
                                                                               Advisors (FIAA), Fidelity
                                                                               International Investment Advisors
                                                                               (U.K.) Limited (FIAA(U.K.)L), and
                                                                               Fidelity Investments Japan Limited
                                                                               (FIJ))
                     --------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --    Seeks long-term         FMR (subadvised by FMRC,
                     Service Class 2                   capital appreciation.   FRAC, FMR U.K., FIIA,
                                                                               FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------
                     VIP Dynamic Capital               Seeks capital           FMR (subadvised by FMRC,
                     Appreciation Portfolio -- Service appreciation.           FRAC, FMR U.K., FIIA,
                     Class 2                                                   FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --    Seeks reasonable        FMR (subadvised by FMRC,
                     Service Class 2                   income. The fund will   FRAC, FMR U.K., FIIA,
                                                       also consider the       FIIA(U.K.)L, and FIJ)
                                                       potential for capital
                                                       appreciation. The
                                                       fund's goal is to
                                                       achieve a yield which
                                                       exceeds the composite
                                                       yield on the securities
                                                       comprising the
                                                       Standard & Poor's
                                                       500/SM/ Index (S&P
                                                       500(R)).
                     --------------------------------------------------------------------------------------------

                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount                         Investment Objective            as applicable)
                   ------------------------------------------------------------------------------------------
                   VIP Growth Portfolio -- Service   Seeks to achieve        FMR (subadvised by FMRC,
                   Class 2                           capital appreciation.   FRAC, FMR U.K., FIIA,
                                                                             FIIA(U.K.)L, and FIJ)
                   ------------------------------------------------------------------------------------------
                   VIP Growth & Income Portfolio     Seeks high total        FMR (subadvised by FMRC,
                   -- Service Class 2                return through a        FRAC, FMR U.K., FIIA,
                                                     combination of          FIIA(U.K.)L, and FIJ)
                                                     current income and
                                                     capital appreciation.
                   ------------------------------------------------------------------------------------------
                   VIP Investment Grade Bond         Seeks as high a level   FMR (subadvised by FRAC, FIIA
                   Portfolio -- Service Class 2      of current income as    and FIIA(U.K.)L)
                                                     is consistent with the
                                                     preservation of
                                                     capital.
                   ------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio -- Service  Seeks long-term         FMR (subadvised by FMRC,
                   Class 2                           growth of capital.      FRAC, FMR U.K., FIIA,
                                                                             FIIA(U.K.)L, and FIJ)
                   ------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital           FMR (subadvised by FMRC,
                   Service Class 2                   appreciation.           FRAC, FMR U.K., FIIA,
                                                                             FIIA(U.K.)L, and FIJ)
                   ------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities Fund   Seeks to maximize       Franklin Advisers, Inc.
VARIABLE INSURANCE -- Class 2 Shares                 income while
PRODUCTS TRUST                                       maintaining prospects
                                                     for capital
                                                     appreciation. The
                                                     fund normally invests
                                                     in both equity and
                                                     debt securities. The
                                                     fund seeks income by
                                                     investing in corporate,
                                                     foreign and U.S.
                                                     Treasury bonds as
                                                     well as stocks with
                                                     dividend yields the
                                                     manager believes are
                                                     attractive.
                   ------------------------------------------------------------------------------------------
                   Franklin Templeton VIP Founding   The fund's principal    Franklin Templeton Services, LLC
                   Funds Allocation Fund -- Class 2  investment goal is      (the fund's administrator)
                   Shares                            capital appreciation.
                                                     Its secondary goal is
                                                     income.
                   ------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital           Franklin Mutual Advisers, LLC
                   Class 2 Shares                    appreciation, with
                                                     income as a
                                                     secondary goal. The
                                                     fund normally invests
                                                     primarily in equity
                                                     securities of
                                                     companies the
                                                     manager believes are
                                                     undervalued. The
                                                     fund also invests, to a
                                                     lesser extent in risk
                                                     arbitrage securities
                                                     and distressed
                                                     companies.
                   ------------------------------------------------------------------------------------------

                                                                     Adviser (and Sub-Adviser(s),
               Subaccount                   Investment Objective            as applicable)
               ------------------------------------------------------------------------------------
               Templeton Growth Securities Seeks long-term         Templeton Global Advisors
               Fund -- Class 2 Shares      capital growth. The     Limited
                                           fund normally invests
                                           primarily in equity
                                           securities of
                                           companies located
                                           anywhere in the
                                           world, including those
                                           in the U.S. and in
                                           emerging markets.
               ------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund                 Seeks maximum           GE Asset Management
FUNDS, INC.                                income consistent       Incorporated
                                           with prudent
                                           investment
                                           management and the
                                           preservation of
                                           capital.
               ------------------------------------------------------------------------------------
               Mid-Cap Equity Fund         Seeks long-term         GE Asset Management
                                           growth of capital and   Incorporated
                                           future income.
               ------------------------------------------------------------------------------------
               Money Market Fund/1/        Seeks a high level of   GE Asset Management
                                           current income          Incorporated
                                           consistent with the
                                           preservation of capital
                                           and maintenance of
                                           liquidity.
               ------------------------------------------------------------------------------------
               Premier Growth Equity Fund  Seeks long-term         GE Asset Management
                                           growth of capital and   Incorporated
                                           future income rather
                                           than current income.
               ------------------------------------------------------------------------------------
               Real Estate Securities Fund Seeks maximum total     GE Asset Management
                                           return through current  Incorporated (subadvised by
                                           income and capital      Urdang Securities Management,
                                           appreciation.           Inc.)
               ------------------------------------------------------------------------------------
               S&P 500(R) Index Fund/2/    Seeks growth of         GE Asset Management
                                           capital and             Incorporated (subadvised by SSgA
                                           accumulation of         Funds Management, Inc.)
                                           income that
                                           corresponds to the
                                           investment return of
                                           S&P's 500 Composite
                                           Stock Index.
               ------------------------------------------------------------------------------------
               Small-Cap Equity Fund       Seeks long-term         GE Asset Management
                                           growth of capital.      Incorporated (subadvised by
                                                                   Palisade Capital Management LLC)
               ------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                Adviser (and Sub-Adviser(s),
                    Subaccount                         Investment Objective            as applicable)
                    ------------------------------------------------------------------------------------------
                    Total Return Fund/1/              Seeks the highest total GE Asset Management
                                                      return, composed of     Incorporated
                                                      current income and
                                                      capital appreciation,
                                                      as is consistent with
                                                      prudent investment
                                                      risk.
                    ------------------------------------------------------------------------------------------
                    U.S. Equity Fund                  Seeks long-term         GE Asset Management
                                                      growth of capital.      Incorporated
                    ------------------------------------------------------------------------------------------
                    Value Equity Fund                 Seeks long-term         GE Asset Management
                                                      growth capital and      Incorporated
                                                      future income.
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Balanced Portfolio -- Service     Seeks long-term         Janus Capital Management LLC
                    Shares                            capital growth,
                                                      consistent with
                                                      preservation of capital
                                                      and balanced by
                                                      current income.
                    ------------------------------------------------------------------------------------------
                    Forty Portfolio -- Service Shares A non-diversified       Janus Capital Management LLC
                                                      portfolio/2/ that seeks
                                                      long-term growth of
                                                      capital.
                    ------------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable      Seeks capital           Legg Mason Partners Fund
VARIABLE EQUITY     Aggressive Growth Portfolio --    appreciation.           Advisor, LLC (subadvised by
TRUST/3/            Class II                                                  ClearBridge Advisors, LLC)
                    ------------------------------------------------------------------------------------------
                    Legg Mason Partners Variable      Seeks capital           Legg Mason Partners Fund
                    Fundamental Value Portfolio --    appreciation through    Advisor, LLC (subadvised by
                    Class I                           investments.            ClearBridge Advisors, LLC)
                    ------------------------------------------------------------------------------------------
MFS(R) VARIABLE     MFS(R) Investors Growth Stock     The fund's investment   Massachusetts Financial Services
INSURANCE TRUST     Series -- Service Class Shares    objective is to seek    Company
                                                      capital appreciation.
                                                      The fund's objective
                                                      may be changed
                                                      without shareholder
                                                      approval.
                    ------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                    /3/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, the following transactions were effected:

                          Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio; and

                          Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio.

                                                                                 Adviser (and Sub-Adviser(s),
                     Subaccount                         Investment Objective            as applicable)
                     ------------------------------------------------------------------------------------------
                     MFS(R) Investors Trust Series -- The fund's investment    Massachusetts Financial Services
                     Service Class Shares             objective is to seek     Company
                                                      capital appreciation.
                                                      The fund's objective
                                                      may be changed
                                                      without shareholder
                                                      approval.
                     ------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --    The fund's investment    Massachusetts Financial Services
                     Service Class Shares             objective is to seek     Company
                                                      total return. The fund's
                                                      objective may be
                                                      changed without
                                                      shareholder approval.
                     ------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series --       The fund's investment    Massachusetts Financial Services
                     Service Class Shares             objective is to seek     Company
                                                      total return. The
                                                      fund's objective may
                                                      be changed without
                                                      shareholder approval.
                     ------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/VA     Seeks a high total       OppenheimerFunds, Inc.
ACCOUNT FUNDS        -- Service Shares                investment return,
                                                      which includes current
                                                      income and capital
                                                      appreciation in the
                                                      values of its shares.
                     ------------------------------------------------------------------------------------------
                     Oppenheimer Capital Appreciation Seeks capital            OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares        appreciation by
                                                      investing in securities
                                                      of well-known,
                                                      established
                                                      companies.
                     ------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities    Seeks long-term capital  OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares        appreciation by
                                                      investing a substantial
                                                      portion of its assets in
                                                      securities of foreign
                                                      issuers, "growth type"
                                                      companies, cyclical
                                                      industries and special
                                                      situations that are
                                                      considered to have
                                                      appreciation
                                                      possibilities.
                     ------------------------------------------------------------------------------------------
                     Oppenheimer Main Street          Seeks high total         OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares        return (which includes
                                                      growth in the value of
                                                      its shares as well as
                                                      current income) from
                                                      equity and debt
                                                      securities.
                     ------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small    Seeks capital            OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares    appreciation
                     ------------------------------------------------------------------------------------------
                     Oppenheimer MidCap Fund/VA       Seeks capital            OppenheimerFunds, Inc.
                     -- Service Shares                appreciation by
                                                      investing in "growth
                                                      type" companies.
                     ------------------------------------------------------------------------------------------

                                                                                    Adviser (and Sub-Adviser(s),
                      Subaccount                          Investment Objective             as applicable)
                      ---------------------------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor    Seeks maximum real       Pacific Investment Management
INSURANCE TRUST       Class Shares                      return consistent with   Company LLC
                                                        preservation of real
                                                        capital and prudent
                                                        investment
                                                        management.
                      ---------------------------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks to maximize        Pacific Investment Management
                      Administrative Class Shares       total return, consistent Company LLC
                                                        with preservation of
                                                        capital and prudent
                                                        investment
                                                        management. Invests
                                                        at least 80% of its
                                                        assets in a diversified
                                                        portfolio of high yield
                                                        securities ("junk
                                                        bonds") rated below
                                                        investment grade but
                                                        rated at least Caa by
                                                        Moody's or CCC by
                                                        S&P, or, if unrated,
                                                        determined by PIMCO
                                                        to be of comparable
                                                        quality, subject to a
                                                        maximum of 5% of its
                                                        total assets in
                                                        securities rated Caa by
                                                        Moody's or CCC by
                                                        S&P, or, if unrated,
                                                        determined by PIMCO
                                                        to be of comparable
                                                        quality.
                      ---------------------------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total      Pacific Investment Management
                      Portfolio -- Administrative Class return, consistent with  Company LLC
                      Shares                            preservation of capital
                                                        and prudent investment
                                                        management.
                      ---------------------------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total      Pacific Investment Management
                      Administrative Class Shares       return, consistent with  Company LLC
                                                        preservation of capital
                                                        and prudent investment
                                                        management.
                      ---------------------------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total      Pacific Investment Management
                      Administrative Class Shares       return, consistent with  Company LLC
                                                        preservation of capital
                                                        and prudent investment
                                                        management.
                      ---------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term          Prudential Investments LLC
FUND                                                    growth of capital.       (subadvised by Jennison Associates
                                                                                 LLC)
                      ---------------------------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term          Prudential Investments LLC
                      Class II                          growth of capital.       (subadvised by Jennison Associates
                                                                                 LLC)
                      ---------------------------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term          Prudential Investments LLC
                      Class II                          growth of capital.       (subadvised by Jennison Associates
                                                                                 LLC)
                      ---------------------------------------------------------------------------------------------

                                                                            Adviser (and Sub-Adviser(s),
                     Subaccount                      Investment Objective          as applicable)
                     -----------------------------------------------------------------------------------
RYDEX VARIABLE TRUST OTC Fund/1/                    Seeks to provide        Rydex Investments
                                                    investment results that
                                                    correspond to a
                                                    benchmark for over-
                                                    the-counter securities.
                                                    The portfolio's
                                                    current benchmark is
                                                    the NASDAQ 100
                                                    Index(TM).
                     -----------------------------------------------------------------------------------
THE UNIVERSAL        Equity and Income Portfolio -- Seeks both capital      Morgan Stanley Investment
INSTITUTIONAL FUNDS, Class II Shares                appreciation and        Management Inc.
INC.                                                current income.
                     -----------------------------------------------------------------------------------
VAN KAMPEN LIFE      Comstock Portfolio -- Class II Seeks capital growth    Van Kampen Asset Management
INVESTMENT TRUST     Shares                         and income through
                                                    investments in equity
                                                    securities, including
                                                    common stocks,
                                                    preferred stocks and
                                                    securities convertible
                                                    into common and
                                                    preferred stocks.
                     -----------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                             Adviser (and Sub-Adviser(s),
                   Subaccount                         Investment Objective          as applicable)
                   ---------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Responsible  Seeks capital growth,   The Dreyfus Corporation
                   Growth Fund, Inc. --              with current income
                   Initial Shares                    as a secondary goal.
                   ---------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio -- Seeks long-term         Janus Capital Management LLC
                   Service Shares                    growth of capital.
                   ---------------------------------------------------------------------------------------
                   Global Technology Portfolio --    Seeks long-term         Janus Capital Management LLC
                   Service Shares                    growth of capital.
                   ---------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --     Seeks long-term         Janus Capital Management LLC
                   Service Shares                    growth of capital in a
                                                     manner consistent
                                                     with the preservation
                                                     of capital.
                   ---------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --       Seeks long-term         Janus Capital Management LLC
                   Service Shares                    growth of capital.
                   ---------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --     Seeks long-term         Janus Capital Management LLC
                   Service Shares                    growth of capital in a
                                                     manner consistent
                                                     with preservation of
                                                     capital.
                   ---------------------------------------------------------------------------------------
PIMCO VARIABLE     Foreign Bond Portfolio (U.S.      Seeks maximum total     Pacific Investment Management
INSURANCE TRUST    Dollar Hedged) -- Administrative  return, consistent with Company LLC
                   Class Shares                      preservation of capital
                                                     and prudent
                                                     investment
                                                     management.
                   ---------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                               Adviser (and Sub-Adviser(s),
                     Subaccount                       Investment Objective            as applicable)
                     ------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset ManagerSM Portfolio -- Seeks to obtain high  Fidelity Management & Research
INSURANCE PRODUCTS   Service Class 2                  total return with     Company (FMR) (subadvised by
FUND                                                  reduced risk over the Fidelity Investments Money
                                                      long term by          Management, Inc. (FIMM), FMR
                                                      allocating its assets Co., Inc. (FMRC), Fidelity Research
                                                      among stocks, bonds   & Analysis Company (FRAC),
                                                      and short-term        Fidelity Management & Research
                                                      instruments.          (U.K.) Inc. (FMR U.K.), Fidelity
                                                                            International Investment Advisors
                                                                            (FIAA), Fidelity International
                                                                            Investment Advisors (U.K.) Limited
                                                                            (FIAA(U.K.)L), and Fidelity
                                                                            Investments Japan Limited (FIJ))
                     ------------------------------------------------------------------------------------------
GOLDMAN SACHS        Goldman Sachs Mid Cap Value      Seeks long-term       Goldman Sachs Asset Management,
VARIABLE INSURANCE   Fund                             capital appreciation. L.P.
TRUST
                     ------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) New Discovery Series --   The fund's investment Massachusetts Financial Services
INSURANCE TRUST      Service Class Shares             objective is to seek  Company
                                                      capital appreciation.
                                                      The fund's objective
                                                      may be changed
                                                      without shareholder
                                                      approval.
                     ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                           Adviser (and Sub-Adviser(s),
                    Subaccount Investing In          Investment Objective         as applicable)
                    ------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable    Seeks total return and Legg Mason Partners Fund
VARIABLE EQUITY     Capital and Income Portfolio -- a combination of       Advisor, LLC (subadvised by
TRUST/1/            Class II                        income and long-term   ClearBridge Advisors, LLC and
                                                    capital appreciation.  Western Asset Management
                                                                           Company)
                    ------------------------------------------------------------------------------------
VAN KAMPEN LIFE     Strategic Growth Portfolio --   Seeks capital          Van Kampen Asset Management
INVESTMENT TRUST    Class II Shares                 appreciation.
                    ------------------------------------------------------------------------------------

                    /1/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.